SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2013
SEGMENTS
Schedule of total revenue generated through sales personnel located in the respective locations

The following table summarizes total revenue generated through sales personnel located in the respective locations (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
North America	$43,415	$96,289	$60,580	$137,824
All Other Countries	1,237	10,300	5,914	17,215

Total revenue	$44,652	$106,589	$66,494	$155,039

Schedule of total long-lived assets in the respective locations

The following table summarizes total long-lived assets in the respective locations (in thousands):

	December 31,
			September 30, 2013
	2011	2012
			(unaudited)
North America	$4,736	$9,959	$19,888
All Other Countries	205	980	1,053

Total long-lived assets	$4,941	$10,939	$20,941